Equity (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 23, 2021	Dec. 31, 2020
Equity (Details) [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	70,000,000	70,000,000		70,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued	65,309,169	65,309,169		19,285,714
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Minimum [Member]
Equity (Details) [Line Items]
Increase authorized capital	70,000,000
Maximum [Member]
Equity (Details) [Line Items]
Increase authorized capital	200,000,000
Reverse Merger [Member]
Equity (Details) [Line Items]
Common stock, shares issued			19,285,714